INCOME TAXES (Narratives) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Minimum [Member] USD ($)	Dec. 31, 2014 Minimum [Member] CNY	Dec. 31, 2014 Standard [Member] Maximum [Member]	Dec. 31, 2014 Tax Arrangement [Member]	Dec. 31, 2013 Tax Arrangement [Member]	Dec. 31, 2012 Tax Arrangement [Member]	Dec. 31, 2014 Expire by end of 2015 [Member] CNY	Dec. 31, 2014 Expire by end of 2016 [Member] CNY	Dec. 31, 2014 Expire by end of 2017 [Member] CNY	Dec. 31, 2014 Expire by end of 2018 [Member] CNY	Dec. 31, 2014 Expire by end of 2019 [Member] CNY	Dec. 31, 2014 Net Operating Loss Carryforwards Expiring Between Twenty Eighteen and Twenty Nineteen [Member] CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") [Member] CNY
Schedule Of Income Tax [Line Items]
Chinese statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate								10.00%	10.00%	10.00%	5.00%
Percentage of beneficial interest owned									25.00%
Deferred tax liabilities, undistributed earnings of equity method investment																		6,250
Cash dividend received from Yunnan Nepstar																		25,000
Total deferred tax assets		18,378			18,053
Net deferred tax assets recognized by subsidiary		14,203
Net deferred tax assets related to loss carryforwards																	12,034
Tax loss carryforwards		202,784										12,399	16,084	23,201	74,393	76,707	48,135
Unrecognized tax benefits of loss making subsidiaries		11,555
Interest and penalty expense	0		0	0
Statute of limitations period due to computational errors	3 years	3 years
Statute of limitations period due to computational errors under special circumstances	5 years	5 years
Income tax examination, underpayment of taxes amount under special circumstances						$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment	10 years	10 years